March 30, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	DATA DOMAIN, INC.

Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Data Domain, Inc. (the “Registrant”), and for the purpose of registering shares of the Registrant’s Common Stock under the Securities Act of 1933, as amended (the “Act”), we are electronically transmitting hereunder one conformed copy of a Registration Statement on Form S-1, together with exhibits thereto (except for certain exhibits that will be filed by amendment). Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Registrant for five (5) years.

In payment of the registration fee, $3,070 was transferred to the Commission’s account at Mellon Bank by federal wire transfer. The wire was sent on March 30, 2007 and was assigned federal reference number 20070890096800.

Please direct any comments or questions regarding this filing to David W. Kling at Gunderson Dettmer Stough Villeneuve Franklin & Hachigian, LLP, 155 Constitution Drive, Menlo Park, CA 94025 or by telephone at (650) 463-5273 or facsimile at (650) 321-2800.

Very truly yours,

GUNDERSON DETTMER STOUGH VILLENEUVE FRANKLIN & HACHIGIAN, LLP

By:	/s/ David W. Kling
David W. Kling

Attachment

cc:	Frank Slootman (Data Domain, Inc.)

Michael P. Scarpelli (Data Domain, Inc.)

Robert G. Specker (Data Domain, Inc.)

Robert V. Gunderson, Jr. (Gunderson Dettmer Stough Villeneuve Franklin & Hachigian, LLP)

John L. Savva (Sullivan & Cromwell LLP)